Schedule of Property and Equipment, Net (Details)	Dec. 31, 2025
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	8 years
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years